Profit Before Income Tax - Summary of Other Gains, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Analysis of income and expense [abstract]
Remeasurement gain on investments accounted for using the equity method due to step acquisition (Note 14)	$ 319,712	$ 10,689	$ 7,421,408
Net gains on financial assets mandatorily at FVTPL	3,631,763	121,423	3,388,485
Gain on disposal of subsidiaries (Note 31)				$ 5,589,457
Net gains (losses) arising on financial instruments held for trading	(1,984,941)	(66,364)	(1,398,995)	(3,111,253)
Net gains on financial assets designated as at FVTPL				327,351
Foreign exchange gains (losses), net	1,125,681	37,635	(1,015,615)	3,502,586
Impairment losses on financial assets	(400,201)	(13,380)	(521,010)	(50,206)
Others	(8,025)	(268)		1,518
Other gains and losses	$ 2,683,989	$ 89,735	$ 7,874,273	$ 6,259,453